Share-based Payments - Additional Information (Detail)							1 Months Ended	12 Months Ended
	Jun. 30, 2017 $ / shares	Feb. 28, 2017 $ / shares	Sep. 30, 2016 $ / shares	Jun. 30, 2016 $ / shares	May 31, 2016 $ / shares	Feb. 29, 2016 $ / shares	Mar. 31, 2007 yr shares $ / shares	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr	Dec. 31, 2015 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense								$ 7,400,000	$ 7,500,000	$ 4,000,000
Fair value of non-vested stock awards | $ / shares	$ 107.29	$ 107.29	$ 59.94	$ 59.94	$ 63.30	$ 59.94
Estimated compensation cost for next year								$ 9,300,000	$ 13,100,000
Weighted average remaining contractual life | yr								2.1	2.8
Additional compensation cost recognized								$ 0
Share option expiration period								Mar. 31, 2017
Vesting period								3 years
Expected term								10 years
2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation cost for next year								$ 4,900,000
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life | yr							10
Equity stock options granted | shares							35,657
Exercise price of the options | $ / shares							$ 53.1
Weighted-average fair value of the stock options at the grant date | $ / shares							$ 22.3
Expected dividend yield							0.58%
Expected volatility							37.80%
Weighted average risk-free interest rate							4.59%
Expected term | yr							6